SUBSEQUENT EVENTS (Details)	Jan. 07, 2026 D $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares
Subsequent Events
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Events
Subsequent Events
Common stock par value (in dollars per share)	$ 0.0001
Subsequent Events | Dr. Wei Wu He | Director | Related Party
Subsequent Events
Proposed purchase price per share	$ 1.15
Premium Percentage Over Average Closing Price	30.00%
Threshold consecutive tradings days for computing average closing price | D	30